Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Oct. 27, 2011
(PIMCO Australia Bond Index Fund) | (PIMCO Australia Bond Index Fund)
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.06%	[1]
Total Annual Fund Operating Expenses	0.51%
Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.45%
(PIMCO Canada Bond Index Fund) | (PIMCO Canada Bond Index Fund)
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.52%
Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.45%
(PIMCO Germany Bond Index Fund) | (PIMCO Germany Bond Index Fund)
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.49%
Expense Reimbursement	(0.04%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.45%

[1]	"Other Expenses" reflect organizational expenses for the Fund's first fiscal year.
[2]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through October 31, 2012, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees, plus such recoupment, do not exceed the Expense Limit.